Note 9 - Lease Obligations	12 Months Ended
Nov. 30, 2014
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
9.	Lease obligations

The Company leases facilities under an operating lease which expires in November 2015, with an option to extend the lease for five additional years on terms the Company currently believe to be favourable. The Company also leases various computers and equipment under capital leases. Future minimum lease payments under leases with terms of one year or more are as follows at November 30, 2014:

Year ending November 30,	Capital Lease	Operating Lease
	$	$

2015	27,272	78,308
2016	27,272	-
2017	19,052	-
	73,596	78,308
Less: amounts representing interest at 14%	9,987	-
	63,609	78,308
Less: current portion	21,449	78,308
Balance, long-term portion	42,160	-